Average Annual Total Returns - Class H - Monthly Rebalance NASDAQ-100 2x Strategy Fund - Class H	Since Inception	1 Year	5 Years	Inception Date	Return After Taxes on Distributions Since Inception	Return After Taxes on Distributions 1 Year	Return After Taxes on Distributions 5 Years	Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Return After Taxes on Distributions and Sale of Fund Shares 5 Years	NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes) Since Inception	NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes) 1 Year	NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes) 5 Years
Total	39.12%	101.00%	44.97%	Nov. 28, 2014	38.62%	96.68%	44.33%	33.67%	59.61%	38.26%	20.90%	48.88%	24.27%